Fair Value Measurement (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unrealized gain due to revaluation of the deferred payments in connection with acquisition	$ (23,671)	$ (26,150)	$ 754
Solid Concepts Inc [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unrealized gain due to revaluation of the deferred payments in connection with acquisition	23,700	7,900
Realized gain due to revaluation of the deferred payments in connection with acquisition	6,200
Unrealized gain due to revaluation of the deferred payments in connection with acquisition	$ 17,500	7,900
MakerBot [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unrealized gain due to revaluation of the deferred payments in connection with acquisition		18,300
Realized gain due to revaluation of the deferred payments in connection with acquisition		$ 18,200